INCOME TAXES - Total Income Tax Provision (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 29, 2018	Jun. 30, 2017
Total income tax provision summary
Continuing operations	$ 206	$ 261
Discontinued operations	(5)	(110)
Total income tax provision	$ 201	$ 151